Long-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-Term Investments [Line Items]
Carrying value	$ 9,075,000	$ 9,075,000
Impairment losses of long-term investment
Kangguozhen [Member]
Long-Term Investments [Line Items]
Cash paid		$ 9,075,000